UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Atlanta Capital SMID-Cap Fund

Class A EAASX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$14,216,812,512
# of Portfolio Holdings	53
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials 25.9%
Financials 23.9%
Consumer Discretionary 14.6%
Information Technology 13.4%
Materials 7.0%
Short-Term Investments 6.1%
Health Care 4.2%
Consumer Staples 3.0%
Real Estate 1.9%

Value	Value
Real Estate	1.9%
Consumer Staples	3.0%
Health Care	4.2%
Short-Term Investments	6.1%
Materials	7.0%
Information Technology	13.4%
Consumer Discretionary	14.6%
Financials	23.9%
Industrials	25.9%

Top Ten Holdings (% of total investments)Footnote Referencea

W.R. Berkley Corp.	4.7%
Carlisle Cos., Inc.	4.2%
GoDaddy, Inc., Class A	3.6%
Morningstar, Inc.	3.2%
Trimble, Inc.	3.1%
CACI International, Inc., Class A	3.1%
Casey's General Stores, Inc.	3.0%
Markel Group, Inc.	2.9%
LKQ Corp.	2.9%
Dolby Laboratories, Inc., Class A	2.8%
Total	33.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EAASX-TSR-SAR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class C ECASX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$14,216,812,512
# of Portfolio Holdings	53
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	3.0%
Health Care	4.2%
Short-Term Investments	6.1%
Materials	7.0%
Information Technology	13.4%
Consumer Discretionary	14.6%
Financials	23.9%
Industrials	25.9%

Top Ten Holdings (% of total investments)Footnote Referencea

W.R. Berkley Corp.	4.7%
Carlisle Cos., Inc.	4.2%
GoDaddy, Inc., Class A	3.6%
Morningstar, Inc.	3.2%
Trimble, Inc.	3.1%
CACI International, Inc., Class A	3.1%
Casey's General Stores, Inc.	3.0%
Markel Group, Inc.	2.9%
LKQ Corp.	2.9%
Dolby Laboratories, Inc., Class A	2.8%
Total	33.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ECASX-TSR-SAR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class I EISMX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$14,216,812,512
# of Portfolio Holdings	53
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	3.0%
Health Care	4.2%
Short-Term Investments	6.1%
Materials	7.0%
Information Technology	13.4%
Consumer Discretionary	14.6%
Financials	23.9%
Industrials	25.9%

Top Ten Holdings (% of total investments)Footnote Referencea

W.R. Berkley Corp.	4.7%
Carlisle Cos., Inc.	4.2%
GoDaddy, Inc., Class A	3.6%
Morningstar, Inc.	3.2%
Trimble, Inc.	3.1%
CACI International, Inc., Class A	3.1%
Casey's General Stores, Inc.	3.0%
Markel Group, Inc.	2.9%
LKQ Corp.	2.9%
Dolby Laboratories, Inc., Class A	2.8%
Total	33.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EISMX-TSR-SAR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class R ERSMX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$14,216,812,512
# of Portfolio Holdings	53
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	3.0%
Health Care	4.2%
Short-Term Investments	6.1%
Materials	7.0%
Information Technology	13.4%
Consumer Discretionary	14.6%
Financials	23.9%
Industrials	25.9%

Top Ten Holdings (% of total investments)Footnote Referencea

W.R. Berkley Corp.	4.7%
Carlisle Cos., Inc.	4.2%
GoDaddy, Inc., Class A	3.6%
Morningstar, Inc.	3.2%
Trimble, Inc.	3.1%
CACI International, Inc., Class A	3.1%
Casey's General Stores, Inc.	3.0%
Markel Group, Inc.	2.9%
LKQ Corp.	2.9%
Dolby Laboratories, Inc., Class A	2.8%
Total	33.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ERSMX-TSR-SAR

Eaton Vance Atlanta Capital SMID-Cap Fund

Class R6 ERASX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$14,216,812,512
# of Portfolio Holdings	53
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	3.0%
Health Care	4.2%
Short-Term Investments	6.1%
Materials	7.0%
Information Technology	13.4%
Consumer Discretionary	14.6%
Financials	23.9%
Industrials	25.9%

Top Ten Holdings (% of total investments)Footnote Referencea

W.R. Berkley Corp.	4.7%
Carlisle Cos., Inc.	4.2%
GoDaddy, Inc., Class A	3.6%
Morningstar, Inc.	3.2%
Trimble, Inc.	3.1%
CACI International, Inc., Class A	3.1%
Casey's General Stores, Inc.	3.0%
Markel Group, Inc.	2.9%
LKQ Corp.	2.9%
Dolby Laboratories, Inc., Class A	2.8%
Total	33.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ERASX-TSR-SAR

Eaton Vance Atlanta Capital Focused Growth Fund

Class A EAALX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$898,217,041
# of Portfolio Holdings	24
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
27.9%
Information Technology
22.2%
Health Care
16.3%
Materials
8.0%
Industrials
7.0%
Communication Services
6.7%
Real Estate
4.3%
Consumer Discretionary
4.1%
Short-Term Investments
2.0%
Consumer Staples
1.5%

Value	Value
Consumer Staples	1.5%
Short-Term Investments	2.0%
Consumer Discretionary	4.1%
Real Estate	4.3%
Communication Services	6.7%
Industrials	7.0%
Materials	8.0%
Health Care	16.3%
Information Technology	22.2%
Financials	27.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	9.6%
Alphabet, Inc., Class C	6.7%
Mastercard, Inc., Class A	6.2%
Danaher Corp.	6.2%
Microsoft Corp.	5.7%
Thermo Fisher Scientific, Inc.	5.5%
S&P Global, Inc.	5.2%
Zoetis, Inc.	4.6%
Intuit, Inc.	4.3%
American Tower Corp.	4.3%
Total	58.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EAALX-TSR-SAR

Eaton Vance Atlanta Capital Focused Growth Fund

Class C EAGCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$898,217,041
# of Portfolio Holdings	24
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.5%
Short-Term Investments	2.0%
Consumer Discretionary	4.1%
Real Estate	4.3%
Communication Services	6.7%
Industrials	7.0%
Materials	8.0%
Health Care	16.3%
Information Technology	22.2%
Financials	27.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	9.6%
Alphabet, Inc., Class C	6.7%
Mastercard, Inc., Class A	6.2%
Danaher Corp.	6.2%
Microsoft Corp.	5.7%
Thermo Fisher Scientific, Inc.	5.5%
S&P Global, Inc.	5.2%
Zoetis, Inc.	4.6%
Intuit, Inc.	4.3%
American Tower Corp.	4.3%
Total	58.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EAGCX-TSR-SAR

Eaton Vance Atlanta Capital Focused Growth Fund

Class I EILGX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$898,217,041
# of Portfolio Holdings	24
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.5%
Short-Term Investments	2.0%
Consumer Discretionary	4.1%
Real Estate	4.3%
Communication Services	6.7%
Industrials	7.0%
Materials	8.0%
Health Care	16.3%
Information Technology	22.2%
Financials	27.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	9.6%
Alphabet, Inc., Class C	6.7%
Mastercard, Inc., Class A	6.2%
Danaher Corp.	6.2%
Microsoft Corp.	5.7%
Thermo Fisher Scientific, Inc.	5.5%
S&P Global, Inc.	5.2%
Zoetis, Inc.	4.6%
Intuit, Inc.	4.3%
American Tower Corp.	4.3%
Total	58.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

EILGX-TSR-SAR

Eaton Vance Atlanta Capital Focused Growth Fund

Class R6 ERLGX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$898,217,041
# of Portfolio Holdings	24
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.5%
Short-Term Investments	2.0%
Consumer Discretionary	4.1%
Real Estate	4.3%
Communication Services	6.7%
Industrials	7.0%
Materials	8.0%
Health Care	16.3%
Information Technology	22.2%
Financials	27.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	9.6%
Alphabet, Inc., Class C	6.7%
Mastercard, Inc., Class A	6.2%
Danaher Corp.	6.2%
Microsoft Corp.	5.7%
Thermo Fisher Scientific, Inc.	5.5%
S&P Global, Inc.	5.2%
Zoetis, Inc.	4.6%
Intuit, Inc.	4.3%
American Tower Corp.	4.3%
Total	58.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ERLGX-TSR-SAR

Eaton Vance Atlanta Capital Select Equity Fund

Class A ESEAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$748,384,715
# of Portfolio Holdings	28
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
32.4%
Information Technology
18.0%
Consumer Discretionary
14.8%
Industrials
12.3%
Health Care
9.0%
Communication Services
6.4%
Materials
5.6%
Short-Term Investments
1.5%

Value	Value
Short-Term Investments	1.5%
Materials	5.6%
Communication Services	6.4%
Health Care	9.0%
Industrials	12.3%
Consumer Discretionary	14.8%
Information Technology	18.0%
Financials	32.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	8.0%
TJX Cos., Inc.	6.8%
GoDaddy, Inc., Class A	6.7%
Alphabet, Inc., Class C	6.4%
Markel Group, Inc.	5.8%
O'Reilly Automotive, Inc.	4.3%
CDW Corp.	4.2%
Visa, Inc., Class A	4.1%
Ross Stores, Inc.	3.7%
Total	58.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ESEAX-TSR-SAR

Eaton Vance Atlanta Capital Select Equity Fund

Class C ESECX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$748,384,715
# of Portfolio Holdings	28
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Materials	5.6%
Communication Services	6.4%
Health Care	9.0%
Industrials	12.3%
Consumer Discretionary	14.8%
Information Technology	18.0%
Financials	32.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	8.0%
TJX Cos., Inc.	6.8%
GoDaddy, Inc., Class A	6.7%
Alphabet, Inc., Class C	6.4%
Markel Group, Inc.	5.8%
O'Reilly Automotive, Inc.	4.3%
CDW Corp.	4.2%
Visa, Inc., Class A	4.1%
Ross Stores, Inc.	3.7%
Total	58.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ESECX-TSR-SAR

Eaton Vance Atlanta Capital Select Equity Fund

Class I ESEIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$748,384,715
# of Portfolio Holdings	28
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Materials	5.6%
Communication Services	6.4%
Health Care	9.0%
Industrials	12.3%
Consumer Discretionary	14.8%
Information Technology	18.0%
Financials	32.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	8.0%
TJX Cos., Inc.	6.8%
GoDaddy, Inc., Class A	6.7%
Alphabet, Inc., Class C	6.4%
Markel Group, Inc.	5.8%
O'Reilly Automotive, Inc.	4.3%
CDW Corp.	4.2%
Visa, Inc., Class A	4.1%
Ross Stores, Inc.	3.7%
Total	58.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ESEIX-TSR-SAR

Eaton Vance Atlanta Capital Select Equity Fund

Class R6 ESERX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$748,384,715
# of Portfolio Holdings	28
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Materials	5.6%
Communication Services	6.4%
Health Care	9.0%
Industrials	12.3%
Consumer Discretionary	14.8%
Information Technology	18.0%
Financials	32.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	8.0%
TJX Cos., Inc.	6.8%
GoDaddy, Inc., Class A	6.7%
Alphabet, Inc., Class C	6.4%
Markel Group, Inc.	5.8%
O'Reilly Automotive, Inc.	4.3%
CDW Corp.	4.2%
Visa, Inc., Class A	4.1%
Ross Stores, Inc.	3.7%
Total	58.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

ESERX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Atlanta Capital SMID-Cap Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Eaton Vance
Atlanta Capital SMID-Cap Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 95.6%
Security	Shares	Value
Banks — 1.3%
Columbia Banking System, Inc.	3,173,442	$ 79,145,643
Prosperity Bancshares, Inc.	1,425,978	101,772,050
		$ 180,917,693
Building Products — 8.2%
Advanced Drainage Systems, Inc.	497,640	$ 54,068,586
Carlisle Cos., Inc.	1,780,481	606,253,780
Lennox International, Inc.	659,413	369,818,593
Simpson Manufacturing Co., Inc.	890,210	139,834,187
		$ 1,169,975,146
Capital Markets — 8.3%
Affiliated Managers Group, Inc.(1)	1,485,689	$ 249,640,323
FactSet Research Systems, Inc.	312,867	142,241,853
Morningstar, Inc.	1,534,989	460,297,151
SEI Investments Co.	4,138,613	321,280,527
		$ 1,173,459,854
Chemicals — 2.5%
RPM International, Inc.	3,044,493	$ 352,186,950
		$ 352,186,950
Consumer Staples Distribution & Retail — 3.0%
Casey's General Stores, Inc.	989,094	$ 429,306,360
		$ 429,306,360
Containers & Packaging — 4.7%
AptarGroup, Inc.	2,425,213	$ 359,853,105
Avery Dennison Corp.	1,387,369	246,910,061
Ball Corp.	1,139,252	59,320,852
		$ 666,084,018
Distributors — 4.2%
LKQ Corp.	9,954,286	$ 423,455,326
Pool Corp.	563,756	179,471,723
		$ 602,927,049
Diversified Consumer Services — 1.0%
Service Corp. International	1,716,076	$ 137,629,295
		$ 137,629,295
Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.6%
Insight Enterprises, Inc.(2)(3)	365,977	$ 54,892,890
Trimble, Inc.(2)	6,905,381	453,338,263
		$ 508,231,153
Financial Services — 3.3%
Jack Henry & Associates, Inc.	1,076,649	$ 196,596,107
WEX, Inc.(2)	1,726,220	271,051,065
		$ 467,647,172
Ground Transportation — 3.4%
J.B. Hunt Transport Services, Inc.	1,332,666	$ 197,167,935
Landstar System, Inc.(1)	1,883,717	282,934,293
		$ 480,102,228
Health Care Equipment & Supplies — 3.1%
Envista Holdings Corp.(1)(2)	9,403,869	$ 162,310,779
Teleflex, Inc.	1,967,967	271,953,360
		$ 434,264,139
Hotels, Restaurants & Leisure — 4.5%
Aramark	8,716,488	$ 300,893,166
Choice Hotels International, Inc.(1)(3)	2,599,646	345,180,996
		$ 646,074,162
Insurance — 11.5%
Brown & Brown, Inc.	2,941,485	$ 365,920,734
Kinsale Capital Group, Inc.	329,596	160,417,669
Markel Group, Inc.(2)	226,501	423,468,534
W.R. Berkley Corp.	9,595,992	682,850,791
		$ 1,632,657,728
IT Services — 3.6%
GoDaddy, Inc., Class A(2)	2,875,087	$ 517,918,172
		$ 517,918,172
Life Sciences Tools & Services — 1.2%
Bio-Techne Corp.	3,003,187	$ 176,076,854
		$ 176,076,854
Machinery — 3.7%
Graco, Inc.	1,506,833	$ 125,835,624
IDEX Corp.	1,334,829	241,564,005
Nordson Corp.	794,053	160,176,371
		$ 527,576,000

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Marine Transportation — 1.5%
Kirby Corp.(2)	2,086,007	$ 210,707,567
		$ 210,707,567
Professional Services — 9.6%
Booz Allen Hamilton Holding Corp.	3,128,580	$ 327,186,896
Broadridge Financial Solutions, Inc.	679,634	164,784,060
CACI International, Inc., Class A(1)(2)	1,220,482	447,819,255
FTI Consulting, Inc.(2)	865,040	141,935,763
TransUnion	3,402,284	282,355,549
		$ 1,364,081,523
Real Estate Management & Development — 1.9%
Jones Lang LaSalle, Inc.(2)	1,075,257	$ 266,566,963
		$ 266,566,963
Software — 6.4%
Blackbaud, Inc.(1)(2)	2,577,595	$ 159,939,770
Dolby Laboratories, Inc., Class A(1)	5,088,279	408,639,686
Manhattan Associates, Inc.(2)	1,003,475	173,641,314
Tyler Technologies, Inc.(2)	287,647	167,235,090
		$ 909,455,860
Specialty Retail — 3.7%
Burlington Stores, Inc.(2)	1,596,810	$ 380,567,727
Ulta Beauty, Inc.(2)	394,383	144,557,145
		$ 525,124,872
Textiles, Apparel & Luxury Goods — 1.4%
Columbia Sportswear Co.(3)	2,712,935	$ 205,342,050
		$ 205,342,050
Total Common Stocks (identified cost $8,390,732,641)		$13,584,312,808

Short-Term Investments — 6.2%
Affiliated Fund — 4.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(4)	641,462,770	$ 641,462,770
Total Affiliated Fund (identified cost $641,462,770)		$ 641,462,770

Securities Lending Collateral — 1.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(5)	240,224,507	$ 240,224,507
Total Securities Lending Collateral (identified cost $240,224,507)		$ 240,224,507
Total Short-Term Investments (identified cost $881,687,277)		$ 881,687,277
Total Investments — 101.8% (identified cost $9,272,419,918)		$14,466,000,085
Other Assets, Less Liabilities — (1.8)%		$ (249,187,573)
Net Assets — 100.0%		$14,216,812,512
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Affiliated company (see Note 10).
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $251,645,408.
(4)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of March 31, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Unaffiliated investments, at value (identified cost $7,081,987,625) — including $251,645,408 of securities on loan	$11,768,072,213
Affiliated investments, at value (identified cost $2,190,432,293)	2,697,927,872
Dividends receivable	2,044,506
Dividends receivable from affiliated investments	2,314,159
Receivable for investments sold	21,164,161
Receivable for Fund shares sold	9,186,639
Securities lending income receivable	40,740
Trustees' deferred compensation plan	212,548
Total assets	$14,500,962,838
Liabilities
Collateral for securities loaned	$240,224,507
Payable for investments purchased	16,388,364
Payable for Fund shares redeemed	15,018,081
Payable to affiliates:
Investment adviser fee	9,223,379
Distribution and service fees	427,637
Sub-transfer agency fee	97,377
Trustees' deferred compensation plan	212,548
Accrued expenses	2,558,433
Total liabilities	$284,150,326
Net Assets	$14,216,812,512
Sources of Net Assets
Paid-in capital	$8,609,790,681
Distributable earnings	5,607,021,831
Net Assets	$14,216,812,512
Class A Shares
Net Assets	$981,989,438
Shares Outstanding	29,699,312
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$33.06
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$34.89
Class C Shares
Net Assets	$45,260,893
Shares Outstanding	1,681,458
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$26.92
Class I Shares
Net Assets	$7,281,657,222
Shares Outstanding	183,588,982
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$39.66
Class R Shares
Net Assets	$422,196,200
Shares Outstanding	13,628,754
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$30.98

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class R6 Shares
Net Assets	$5,485,708,759
Shares Outstanding	136,776,064
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$40.11
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income	$55,630,313
Dividend income from affiliated investments	25,084,194
Securities lending income, net	427,541
Total investment income	$81,142,048
Expenses
Investment adviser fee	$58,205,453
Distribution and service fees:
Class A	1,340,707
Class C	237,042
Class R	1,144,136
Trustees’ fees and expenses	54,250
Custodian fee	980,078
Transfer and dividend disbursing agent fees	3,528,526
Legal and accounting services	255,512
Printing and postage	375,582
Registration fees	338,258
Miscellaneous	251,159
Total expenses	$66,710,703
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$490,606
Total expense reductions	$490,606
Net expenses	$66,220,097
Net investment income	$14,921,951
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$398,430,569(1)
Investment transactions - affiliated investments	19,590,224
Net realized gain	$418,020,793
Change in unrealized appreciation (depreciation):
Investments	$(1,289,866,120)
Investments - affiliated investments	(302,083,901)
Net change in unrealized appreciation (depreciation)	$(1,591,950,021)
Net realized and unrealized loss	$(1,173,929,228)
Net decrease in net assets from operations	$(1,159,007,277)
(1)	Includes $152,829,594 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$14,921,951	$26,382,345
Net realized gain	418,020,793(1)	684,250,190(2)
Net change in unrealized appreciation (depreciation)	(1,591,950,021)	2,680,376,196
Net increase (decrease) in net assets from operations	$(1,159,007,277)	$3,391,008,731
Distributions to shareholders:
Class A	$(42,390,724)	$(29,730,524)
Class C	(2,187,002)	(1,254,901)
Class I	(272,654,593)	(176,209,094)
Class R	(18,687,127)	(13,798,264)
Class R6	(198,376,849)	(117,426,433)
Total distributions to shareholders	$(534,296,295)	$(338,419,216)
Transactions in shares of beneficial interest:
Class A	$(3,859,073)	$(19,762,247)
Class C	3,955,596	6,725,209
Class I	197,129,670	493,338,898
Class R	281,153	(24,936,428)
Class R6	244,029,919	1,029,350,705
Net increase in net assets from Fund share transactions	$441,537,265	$1,484,716,137
Net increase (decrease) in net assets	$(1,251,766,307)	$4,537,305,652
Net Assets
At beginning of period	$15,468,578,819	$10,931,273,167
At end of period	$14,216,812,512	$15,468,578,819
(1)	Includes $152,829,594 of net realized gains from redemptions in-kind.
(2)	Includes $99,352,616 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$37.18	$29.59	$28.95	$36.68	$30.69	$34.74
Income (Loss) From Operations
Net investment loss(1)	$(0.01)	$(0.01)	$(0.04)	$(0.10)	$(0.16)	$(0.09)
Net realized and unrealized gain (loss)	(2.68)	8.58	4.22	(3.30)	9.84	(1.58)
Total income (loss) from operations	$(2.69)	$8.57	$4.18	$(3.40)	$9.68	$(1.67)
Less Distributions
From net realized gain	$(1.43)	$(0.98)	$(3.54)	$(4.33)	$(3.69)	$(2.38)
Total distributions	$(1.43)	$(0.98)	$(3.54)	$(4.33)	$(3.69)	$(2.38)
Net asset value — End of period	$33.06	$37.18	$29.59	$28.95	$36.68	$30.69
Total Return(2)	(7.62)%(3)	29.63%	14.42%	(10.60)%	34.78%	(5.21)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$981,989	$1,110,818	$899,628	$897,642	$1,347,594	$1,360,610
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.12%(5)	1.12%	1.14%	1.14%	1.14%	1.17%
Net expenses	1.11%(5)(6)	1.12%(6)	1.14%(6)	1.14%(6)	1.14%	1.17%
Net investment loss	(0.04)%(5)	(0.03)%	(0.13)%	(0.29)%	(0.46)%	(0.29)%
Portfolio Turnover	4%(3)	9%	14%	7%	9%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$30.60	$24.69	$24.84	$32.29	$27.62	$31.70
Income (Loss) From Operations
Net investment loss(1)	$(0.11)	$(0.21)	$(0.22)	$(0.30)	$(0.37)	$(0.29)
Net realized and unrealized gain (loss)	(2.18)	7.09	3.61	(2.82)	8.73	(1.43)
Total income (loss) from operations	$(2.29)	$6.88	$3.39	$(3.12)	$8.36	$(1.72)
Less Distributions
From net realized gain	$(1.39)	$(0.97)	$(3.54)	$(4.33)	$(3.69)	$(2.36)
Total distributions	$(1.39)	$(0.97)	$(3.54)	$(4.33)	$(3.69)	$(2.36)
Net asset value — End of period	$26.92	$30.60	$24.69	$24.84	$32.29	$27.62
Total Return(2)	(7.93)%(3)	28.65%	13.54%	(11.25)%	33.76%	(5.89)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,261	$47,375	$32,259	$31,131	$45,010	$101,804
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.87%(5)	1.87%	1.89%	1.89%	1.89%	1.92%
Net expenses	1.86%(5)(6)	1.87%(6)	1.89%(6)	1.89%(6)	1.89%	1.92%
Net investment loss	(0.79)%(5)	(0.78)%	(0.87)%	(1.04)%	(1.21)%	(1.03)%
Portfolio Turnover	4%(3)	9%	14%	7%	9%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$44.34	$35.10	$33.69	$41.88	$34.48	$38.71
Income (Loss) From Operations
Net investment income (loss)(1)	$0.04	$0.09	$0.05	$(0.01)	$(0.08)	$(0.01)
Net realized and unrealized gain (loss)	(3.22)	10.20	4.90	(3.85)	11.17	(1.77)
Total income (loss) from operations	$(3.18)	$10.29	$4.95	$(3.86)	$11.09	$(1.78)
Less Distributions
From net investment income	$(0.06)	$(0.04)	$—	$—	$—	$(0.02)
From net realized gain	(1.44)	(1.01)	(3.54)	(4.33)	(3.69)	(2.43)
Total distributions	$(1.50)	$(1.05)	$(3.54)	$(4.33)	$(3.69)	$(2.45)
Net asset value — End of period	$39.66	$44.34	$35.10	$33.69	$41.88	$34.48
Total Return(2)	(7.49)%(3)	29.94%	14.69%	(10.36)%	35.08%	(4.95)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,281,657	$7,949,352	$5,855,449	$4,809,702	$5,667,586	$5,185,675
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.87%(5)	0.87%	0.89%	0.88%	0.88%	0.92%
Net expenses	0.86%(5)(6)	0.87%(6)	0.89%(6)	0.88%(6)	0.88%	0.92%
Net investment income (loss)	0.21%(5)	0.22%	0.13%	(0.04)%	(0.20)%	(0.04)%
Portfolio Turnover	4%(3)	9%	14%	7%	9%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Financial Highlights — continued

	Class R
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$34.93	$27.92	$27.55	$35.19	$29.66	$33.71
Income (Loss) From Operations
Net investment loss loss(1)	$(0.05)	$(0.09)	$(0.11)	$(0.17)	$(0.24)	$(0.16)
Net realized and unrealized gain (loss)	(2.51)	8.07	4.02	(3.14)	9.46	(1.53)
Total income (loss) from operations	$(2.56)	$7.98	$3.91	$(3.31)	$9.22	$(1.69)
Less Distributions
From net realized gain	$(1.39)	$(0.97)	$(3.54)	$(4.33)	$(3.69)	$(2.36)
Total distributions	$(1.39)	$(0.97)	$(3.54)	$(4.33)	$(3.69)	$(2.36)
Net asset value — End of period	$30.98	$34.93	$27.92	$27.55	$35.19	$29.66
Total Return(2)	(7.72)%(3)	29.30%	14.15%	(10.82)%	34.41%	(5.43)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$422,196	$476,333	$402,022	$387,000	$504,892	$480,822
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.37%(5)	1.37%	1.39%	1.39%	1.39%	1.42%
Net expenses	1.36%(5)(6)	1.37%(6)	1.39%(6)	1.39%(6)	1.39%	1.42%
Net investment loss	(0.29)%(5)	(0.28)%	(0.37)%	(0.54)%	(0.70)%	(0.54)%
Portfolio Turnover	4%(3)	9%	14%	7%	9%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$44.83	$35.48	$34.00	$42.20	$34.69	$38.93
Income (Loss) From Operations
Net investment income (loss)(1)	$0.06	$0.11	$0.07	$0.01	$(0.05)	$0.02
Net realized and unrealized gain (loss)	(3.25)	10.31	4.95	(3.88)	11.25	(1.77)
Total income (loss) from operations	$(3.19)	$10.42	$5.02	$(3.87)	$11.20	$(1.75)
Less Distributions
From net investment income	$(0.09)	$(0.06)	$—	$—	$—	$(0.05)
From net realized gain	(1.44)	(1.01)	(3.54)	(4.33)	(3.69)	(2.44)
Total distributions	$(1.53)	$(1.07)	$(3.54)	$(4.33)	$(3.69)	$(2.49)
Net asset value — End of period	$40.11	$44.83	$35.48	$34.00	$42.20	$34.69
Total Return(2)	(7.44)%(3)	30.01%	14.77%	(10.30)%	35.19%	(4.85)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,485,709	$5,884,701	$3,741,916	$3,245,298	$4,498,054	$3,834,042
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.81%(5)	0.81%	0.82%	0.82%	0.81%	0.82%
Net expenses	0.80%(5)(6)	0.81%(6)	0.82%(6)	0.82%(6)	0.81%	0.82%
Net investment income (loss)	0.27%(5)	0.29%	0.20%	0.03%	(0.13)%	0.06%
Portfolio Turnover	4%(3)	9%	14%	7%	9%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.01%, less than 0.005% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of March 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$9,279,025,208
Gross unrealized appreciation	$5,504,472,591
Gross unrealized depreciation	(317,497,714)
Net unrealized appreciation	$5,186,974,877
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.0000%
$500 million but less than $1 billion	0.9375%
$1 billion but less than $2.5 billion	0.8750%
$2.5 billion but less than $5 billion	0.8125%
$5 billion but less than $7.5 billion	0.7500%
$7.5 billion but less than $10 billion	0.7200%
$10 billion but less than $15 billion	0.7100%
$15 billion and over	0.6900%

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2025, the investment adviser fee amounted to $58,205,453 or 0.77% (annualized) of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Atlanta Capital a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment adviser fee paid was reduced by $490,606 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, EVM earned $167,732 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $25,357 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025 in the amount of $3,138. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2025 amounted to $1,340,707 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2025, the Fund paid or accrued to EVD $177,781 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2025, the Fund paid or accrued to EVD $572,068 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2025 amounted to $59,261 and $572,068 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2025, the Fund was informed that EVD received $2,051 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $755,535,409 and $595,518,528, respectively, for the six months ended March 31, 2025. In-kind sales for the six months ended March 31, 2025 aggregated $242,691,151.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	2,312,731	$ 83,166,014	6,354,222	$ 208,217,636
Issued to shareholders electing to receive payments of distributions in Fund shares	964,858	35,390,975	808,968	24,997,126
Redemptions	(3,458,674)	(122,416,062)	(7,686,472)	(252,977,009)
Net decrease	(181,085)	$ (3,859,073)	(523,282)	$ (19,762,247)
Class C
Sales	315,829	$ 9,247,632	660,589	$ 18,230,629
Issued to shareholders electing to receive payments of distributions in Fund shares	66,534	1,991,355	45,706	1,169,609
Redemptions	(249,050)	(7,283,391)	(464,704)	(12,675,029)
Net increase	133,313	$ 3,955,596	241,591	$ 6,725,209
Class I
Sales	26,863,694	$1,142,236,673	44,885,931	$1,766,301,014
Issued to shareholders electing to receive payments of distributions in Fund shares	5,369,521	236,097,851	4,070,362	149,707,925
Redemptions	(27,910,830)	(1,181,204,854)	(36,498,255)	(1,422,670,041)
Net increase	4,322,385	$ 197,129,670	12,458,038	$ 493,338,898
Class R
Sales	425,314	$ 14,129,491	850,363	$ 26,260,890
Issued to shareholders electing to receive payments of distributions in Fund shares	542,569	18,658,936	473,428	13,772,010
Redemptions	(976,957)	(32,507,274)	(2,086,444)	(64,969,328)
Net increase (decrease)	(9,074)	$ 281,153	(762,653)	$ (24,936,428)
Class R6
Sales	22,178,247	$ 963,064,061	44,807,943	$1,795,331,999
Issued to shareholders electing to receive payments of distributions in Fund shares	3,596,743	159,875,207	2,603,198	96,760,875
Redemptions	(20,254,930)	(878,909,349)	(21,623,057)	(862,742,169)
Net increase	5,520,060	$ 244,029,919	25,788,084	$1,029,350,705

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At March 31, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $251,645,408 and $254,691,660, respectively. Collateral received was comprised of cash of $240,224,507 and U.S. government and/or agencies securities of $14,467,153. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$240,224,507	$ —	$ —	$ —	$240,224,507
The carrying amount of the liability for collateral for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at March 31, 2025.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2025, the value of the Fund's investments in affiliated companies and in funds that may be deemed to be affiliated was $2,697,927,872, which represents 19.0% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
Affiliated Managers Group, Inc.	$268,490,268	$ —	$ (4,544,919)	$ 3,618,871	$(17,923,897)	$ 249,640,323	$29,958	1,485,689
Blackbaud, Inc.	0	5,245,476	(3,313,872)	2,705,601	(59,286,293)	159,939,770	—	2,577,595
CACI International, Inc., Class A	0	92,092,826	(7,586,780)	4,420,109	(144,742,042)	447,819,255	—	1,220,482
Choice Hotels International, Inc.	335,640,552	8,971,544	(6,238,025)	3,149,351	3,657,574	345,180,996	1,487,971	2,599,646
Dolby Laboratories, Inc., Class A	395,796,017	—	(5,989,240)	405,542	18,427,367	408,639,686	3,358,264	5,088,279
Envista Holdings Corp.	188,869,696	—	(3,174,239)	1,337,369	(24,722,047)	162,310,779	—	9,403,869
Landstar System, Inc.	0	47,128,860	(5,651,149)	3,953,381	(77,494,563)	282,934,293	5,123,710	1,883,717
Short-Term Investments
Liquidity Fund	636,795,892	848,540,758	(843,873,880)	—	—	641,462,770	15,084,291	641,462,770
Total				$19,590,224	$(302,083,901)	$2,697,927,872	$25,084,194
*	The related industry is the same as the presentation in the Portfolio of Investments.
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$13,584,312,808*	$ —	$ —	$13,584,312,808
Short-Term Investments:
Affiliated Fund	641,462,770	—	—	641,462,770
Securities Lending Collateral	240,224,507	—	—	240,224,507
Total Investments	$ 14,466,000,085	$ —	$ —	$14,466,000,085
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

This Page Intentionally Left Blank

EAASX-NCSR    3.31.25

Eaton Vance
Atlanta Capital
Focused Growth Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Eaton Vance
Atlanta Capital Focused Growth Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value
Capital Markets — 7.6%
Intercontinental Exchange, Inc.	128,656	$ 22,193,160
S&P Global, Inc.	91,568	46,525,701
		$ 68,718,861
Chemicals — 8.0%
Ecolab, Inc.	148,546	$ 37,659,382
Linde PLC	73,696	34,315,805
		$ 71,975,187
Consumer Staples Distribution & Retail — 1.5%
Dollar General Corp.	154,791	$ 13,610,773
		$ 13,610,773
Electronic Equipment, Instruments & Components — 4.2%
Amphenol Corp., Class A	569,778	$ 37,371,739
		$ 37,371,739
Financial Services — 17.3%
Mastercard, Inc., Class A	101,945	$ 55,878,093
PayPal Holdings, Inc.(1)	207,157	13,516,994
Visa, Inc., Class A	246,167	86,271,687
		$155,666,774
Insurance — 2.9%
Marsh & McLennan Cos., Inc.	107,326	$ 26,190,764
		$ 26,190,764
Interactive Media & Services — 6.7%
Alphabet, Inc., Class C	384,912	$ 60,134,802
		$ 60,134,802
IT Services — 6.7%
Gartner, Inc.(1)	69,757	$ 29,279,803
VeriSign, Inc.(1)	122,219	31,027,738
		$ 60,307,541
Life Sciences Tools & Services — 11.7%
Danaher Corp.	272,206	$ 55,802,230
Thermo Fisher Scientific, Inc.	98,966	49,245,481
		$105,047,711
Security	Shares	Value
Machinery — 2.9%
Xylem, Inc.	215,516	$ 25,745,541
		$ 25,745,541
Pharmaceuticals — 4.6%
Zoetis, Inc.	253,758	$ 41,781,255
		$ 41,781,255
Professional Services — 4.2%
Verisk Analytics, Inc.	126,447	$ 37,633,156
		$ 37,633,156
Software — 11.4%
Adobe, Inc.(1)	31,419	$ 12,050,129
Intuit, Inc.	63,319	38,877,233
Microsoft Corp.	136,631	51,289,911
		$102,217,273
Specialized REITs — 4.3%
American Tower Corp.	176,314	$ 38,365,926
		$ 38,365,926
Specialty Retail — 4.1%
TJX Cos., Inc.	300,166	$ 36,560,219
		$ 36,560,219
Total Common Stocks (identified cost $548,122,693)		$881,327,522

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	17,622,050	$ 17,622,050
Total Short-Term Investments (identified cost $17,622,050)		$ 17,622,050
Total Investments — 100.1% (identified cost $565,744,743)		$898,949,572
Other Assets, Less Liabilities — (0.1)%		$ (732,531)
Net Assets — 100.0%		$898,217,041

1

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of March 31, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts
2

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Unaffiliated investments, at value (identified cost $548,122,693)	$881,327,522
Affiliated investments, at value (identified cost $17,622,050)	17,622,050
Dividends receivable	327,016
Dividends receivable from affiliated investments	63,305
Receivable for Fund shares sold	483,146
Trustees' deferred compensation plan	32,239
Total assets	$899,855,278
Liabilities
Payable for Fund shares redeemed	$700,822
Payable to affiliates:
Investment adviser fee	501,467
Distribution and service fees	60,485
Sub-transfer agency fee	31,331
Trustees' deferred compensation plan	32,239
Payable for custodian fee	126,295
Payable for transfer and dividend disbursing agent fees	110,161
Accrued expenses	75,437
Total liabilities	$1,638,237
Net Assets	$898,217,041
Sources of Net Assets
Paid-in capital	$503,600,554
Distributable earnings	394,616,487
Net Assets	$898,217,041
Class A Shares
Net Assets	$72,828,193
Shares Outstanding	3,491,611
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.86
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$22.02
Class C Shares
Net Assets	$52,151,164
Shares Outstanding	2,858,007
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$18.25
Class I Shares
Net Assets	$713,724,373
Shares Outstanding	39,442,477
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.10
Class R6 Shares
Net Assets	$59,513,311
Shares Outstanding	3,288,025
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$18.10
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income	$4,332,967
Dividend income from affiliated investments	545,467
Total investment income	$4,878,434
Expenses
Investment adviser fee	$3,364,865
Distribution and service fees:
Class A	99,138
Class C	275,111
Trustees’ fees and expenses	33,719
Custodian fee	127,782
Transfer and dividend disbursing agent fees	373,312
Legal and accounting services	30,876
Printing and postage	24,980
Registration fees	51,522
Miscellaneous	23,364
Total expenses	$4,404,669
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$17,628
Total expense reductions	$17,628
Net expenses	$4,387,041
Net investment income	$491,393
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$69,642,524
Net realized gain	$69,642,524
Change in unrealized appreciation (depreciation):
Investments	$(95,462,629)
Net change in unrealized appreciation (depreciation)	$(95,462,629)
Net realized and unrealized loss	$(25,820,105)
Net decrease in net assets from operations	$(25,328,712)
4
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$491,393	$1,292,419
Net realized gain	69,642,524	44,214,579
Net change in unrealized appreciation (depreciation)	(95,462,629)	247,426,006
Net increase (decrease) in net assets from operations	$(25,328,712)	$292,933,004
Distributions to shareholders:
Class A	$(2,763,848)	$(229,352)
Class C	(2,183,824)	(107,788)
Class I	(36,688,942)	(5,972,825)
Class R6	(2,655,918)	(3,506)
Total distributions to shareholders	$(44,292,532)	$(6,313,471)
Transactions in shares of beneficial interest:
Class A	$(9,947,651)	$(10,139,890)
Class C	(1,206,165)	2,615,082
Class I	(269,332,183)	(133,685,738)
Class R6	29,148,236	31,655,917
Net decrease in net assets from Fund share transactions	$(251,337,763)	$(109,554,629)
Net increase (decrease) in net assets	$(320,959,007)	$177,064,904
Net Assets
At beginning of period	$1,219,176,048	$1,042,111,144
At end of period	$898,217,041	$1,219,176,048
5
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$22.17	$17.30	$14.490	$18.26	$14.26	$11.58
Income (Loss) From Operations
Net investment loss(1)	$(0.01)	$(0.02)	$(0.02)	$(0.06)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss)	(0.54)	4.95	2.87	(3.34)	4.15	2.73
Total income (loss) from operations	$(0.55)	$4.93	$2.85	$(3.40)	$4.08	$2.70
Less Distributions
From net realized gain	$(0.76)	$(0.06)	$(0.04)	$(0.37)	$(0.08)	$(0.02)
Total distributions	$(0.76)	$(0.06)	$(0.04)	$(0.37)	$(0.08)	$(0.02)
Net asset value — End of period	$20.86	$22.17	$17.30	$14.49	$18.26	$14.26
Total Return(2)	(2.61)%(3)	28.53%	19.68%	(19.05)%	28.75%	23.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,828	$87,641	$77,009	$55,454	$70,818	$51,523
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.01%(5)	1.01%	1.03%	1.03%	1.03%	1.10%
Net expenses	1.01%(5)(6)	1.01%(6)	1.03%(6)	1.03%(6)	1.03%	1.05%
Net investment loss	(0.09)%(5)	(0.08)%	(0.11)%	(0.33)%	(0.39)%	(0.25)%
Portfolio Turnover	4%(3)	14%	10%	7%	18%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$19.56	$15.37	$12.98	$16.50	$12.99	$10.63
Income (Loss) From Operations
Net investment loss(1)	$(0.08)	$(0.15)	$(0.13)	$(0.17)	$(0.17)	$(0.12)
Net realized and unrealized gain (loss)	(0.47)	4.38	2.56	(2.98)	3.76	2.50
Total income (loss) from operations	$(0.55)	$4.23	$2.43	$(3.15)	$3.59	$2.38
Less Distributions
From net realized gain	$(0.76)	$(0.04)	$(0.04)	$(0.37)	$(0.08)	$(0.02)
Total distributions	$(0.76)	$(0.04)	$(0.04)	$(0.37)	$(0.08)	$(0.02)
Net asset value — End of period	$18.25	$19.56	$15.37	$12.98	$16.50	$12.99
Total Return(2)	(2.97)%(3)	27.55%	18.73%	(19.58)%	27.78%	22.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,151	$57,174	$42,583	$29,326	$38,017	$30,580
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.76%(5)	1.76%	1.78%	1.78%	1.78%	1.85%
Net expenses	1.76%(5)(6)	1.76%(6)	1.78%(6)	1.78%(6)	1.78%	1.80%
Net investment loss	(0.84)%(5)	(0.83)%	(0.86)%	(1.08)%	(1.14)%	(1.01)%
Portfolio Turnover	4%(3)	14%	10%	7%	18%	23%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).
7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$19.34	$15.10	$12.63	$15.91	$12.40	$10.05
Income (Loss) From Operations
Net investment income (loss)(1)	$0.02	$0.03	$0.02	$(0.01)	$(0.02)	$(0.00)(2)
Net realized and unrealized gain (loss)	(0.47)	4.30	2.50	(2.90)	3.61	2.37
Total income (loss) from operations	$(0.45)	$4.33	$2.52	$(2.91)	$3.59	$2.37
Less Distributions
From net investment income	$(0.03)	$(0.01)	$(0.01)	$—	$—	$(0.00)(2)
From net realized gain	(0.76)	(0.08)	(0.04)	(0.37)	(0.08)	(0.02)
Total distributions	$(0.79)	$(0.09)	$(0.05)	$(0.37)	$(0.08)	$(0.02)
Net asset value — End of period	$18.10	$19.34	$15.10	$12.63	$15.91	$12.40
Total Return(3)	(2.48)%(4)	28.82%	19.92%	(18.78)%	29.11%	23.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$713,724	$1,040,381	$922,471	$461,378	$419,658	$271,918
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.76%(6)	0.76%	0.78%	0.78%	0.78%	0.85%
Net expenses	0.76%(6)(7)	0.76%(7)	0.78%(7)	0.78%(7)	0.78%	0.80%
Net investment income (loss)	0.16%(6)	0.17%	0.13%	(0.07)%	(0.14)%	(0.00)%(8)
Portfolio Turnover	4%(4)	14%	10%	7%	18%	23%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and less than 0.005%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).
(8)	Amount is less than (0.005)%.
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended September 30, 2023(1)
Net asset value — Beginning of period	$19.35	$15.10	$15.50
Income (Loss) From Operations
Net investment income(2)	$0.02	$0.04	$0.00(3)
Net realized and unrealized gain (loss)	(0.47)	4.31	(0.40)
Total income (loss) from operations	$(0.45)	$4.35	$(0.40)
Less Distributions
From net investment income	$(0.04)	$(0.02)	$—
From net realized gain	(0.76)	(0.08)	—
Total distributions	$(0.80)	$(0.10)	$—
Net asset value — End of period	$18.10	$19.35	$15.10
Total Return(4)	(2.47)%(5)	28.92%	(2.58)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$59,513	$33,980	$49
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.71%(7)	0.70%	0.70%(7)
Net expenses	0.71%(7)(8)	0.70%(8)	0.70%(7)(8)
Net investment income	0.21%(7)	0.21%	0.05%(7)
Portfolio Turnover	4%(5)	14%	10%(9)
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025, the year ended September 30, 2024 and the period ended September 30, 2023).
(9)	For the year ended September 30, 2023.
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of March 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the
10

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$569,774,990
Gross unrealized appreciation	$340,304,856
Gross unrealized depreciation	(11,130,274)
Net unrealized appreciation	$329,174,582
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%
For the six months ended March 31, 2025, the investment adviser fee amounted to $3,364,865 or 0.64% (annualized) of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Atlanta Capital a portion of its investment adviser fee for sub-advisory services provided to the Fund.
11

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment adviser fee paid was reduced by $17,628 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, EVM earned $53,142 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,024 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2025 amounted to $99,138 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2025, the Fund paid or accrued to EVD $206,333 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2025 amounted to $68,778 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2025, the Fund was informed that EVD received $252 and $1,613 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $39,657,406 and $311,219,425, respectively, for the six months ended March 31, 2025.
12

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	211,638	$ 4,545,312	1,117,347	$ 21,923,962
Issued to shareholders electing to receive payments of distributions in Fund shares	124,419	2,684,954	11,731	224,177
Redemptions	(797,705)	(17,177,917)	(1,626,396)	(32,288,029)
Net decrease	(461,648)	$ (9,947,651)	(497,318)	$(10,139,890)
Class C
Sales	118,080	$ 2,230,981	625,827	$ 11,046,578
Issued to shareholders electing to receive payments of distributions in Fund shares	115,116	2,179,156	6,343	107,570
Redemptions	(298,293)	(5,616,302)	(479,195)	(8,539,066)
Net increase (decrease)	(65,097)	$ (1,206,165)	152,975	$ 2,615,082
Class I
Sales	4,699,379	$ 87,363,142	15,770,399	$274,408,050
Issued to shareholders electing to receive payments of distributions in Fund shares	1,941,614	36,327,590	356,622	5,934,199
Redemptions	(21,000,466)	(393,022,915)	(23,419,647)	(414,027,987)
Net decrease	(14,359,473)	$(269,332,183)	(7,292,626)	$(133,685,738)
Class R6
Sales	1,926,139	$ 36,629,413	1,887,941	$ 34,132,422
Issued to shareholders electing to receive payments of distributions in Fund shares	132,107	2,471,729	211	3,506
Redemptions	(526,518)	(9,952,906)	(135,081)	(2,480,011)
Net increase	1,531,728	$ 29,148,236	1,753,071	$ 31,655,917
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
13

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $17,622,050, which represents 2.0% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$41,292,074	$196,915,308	$(220,585,332)	$ —	$ —	$17,622,050	$545,467	17,622,050
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$881,327,522*	$ —	$ —	$881,327,522
Short-Term Investments	17,622,050	—	—	17,622,050
Total Investments	$ 898,949,572	$ —	$ —	$898,949,572
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
14

EAALX-NCSR    3.31.25

Eaton Vance
Atlanta Capital Select Equity Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Eaton Vance
Atlanta Capital Select Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value
Building Products — 2.1%
Carlisle Cos., Inc.	46,743	$ 15,915,991
		$ 15,915,991
Capital Markets — 2.4%
S&P Global, Inc.	34,732	$ 17,647,329
		$ 17,647,329
Chemicals — 2.0%
Sherwin-Williams Co.	42,142	$ 14,715,565
		$ 14,715,565
Construction Materials — 3.6%
Martin Marietta Materials, Inc.	56,583	$ 27,054,030
		$ 27,054,030
Electrical Equipment — 2.4%
AMETEK, Inc.	106,105	$ 18,264,915
		$ 18,264,915
Electronic Equipment, Instruments & Components — 7.2%
CDW Corp.	194,566	$ 31,181,147
Trimble, Inc.(1)	341,694	22,432,211
		$ 53,613,358
Financial Services — 16.2%
Fiserv, Inc.(1)	285,098	$ 62,958,191
Global Payments, Inc.	285,655	27,971,338
Visa, Inc., Class A	87,167	30,548,547
		$121,478,076
Health Care Equipment & Supplies — 5.4%
STERIS PLC	107,209	$ 24,298,920
Teleflex, Inc.	116,806	16,141,421
		$ 40,440,341
Insurance — 13.8%
Markel Group, Inc.(1)	23,246	$ 43,460,954
White Mountains Insurance Group Ltd.	31,241	60,164,230
		$103,625,184
Security	Shares	Value
Interactive Media & Services — 6.4%
Alphabet, Inc., Class C	304,570	$ 47,582,971
		$ 47,582,971
IT Services — 9.3%
Gartner, Inc.(1)	46,434	$ 19,490,207
GoDaddy, Inc., Class A(1)	276,893	49,879,505
		$ 69,369,712
Life Sciences Tools & Services — 3.7%
Danaher Corp.	47,863	$ 9,811,915
Thermo Fisher Scientific, Inc.	35,268	17,549,357
		$ 27,361,272
Professional Services — 7.7%
Broadridge Financial Solutions, Inc.	37,382	$ 9,063,640
Equifax, Inc.	65,993	16,073,255
TransUnion	214,265	17,781,852
Verisk Analytics, Inc.	50,243	14,953,322
		$ 57,872,069
Software — 1.6%
Autodesk, Inc.(1)	45,488	$ 11,908,758
		$ 11,908,758
Specialty Retail — 14.8%
O'Reilly Automotive, Inc.(1)	22,463	$ 32,180,045
Ross Stores, Inc.	219,036	27,990,610
TJX Cos., Inc.	416,356	50,712,161
		$110,882,816
Total Common Stocks (identified cost $358,163,499)		$737,732,387

1
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	11,168,366	$ 11,168,366
Total Short-Term Investments (identified cost $11,168,366)		$ 11,168,366
Total Investments — 100.1% (identified cost $369,331,865)		$748,900,753
Other Assets, Less Liabilities — (0.1)%		$ (516,038)
Net Assets — 100.0%		$748,384,715
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of March 31, 2025.
2
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Unaffiliated investments, at value (identified cost $358,163,499)	$737,732,387
Affiliated investments, at value (identified cost $11,168,366)	11,168,366
Dividends receivable	63,378
Dividends receivable from affiliated investments	49,655
Receivable for Fund shares sold	248,994
Tax reclaims receivable	143,538
Receivable from affiliates	11,874
Trustees' deferred compensation plan	32,961
Total assets	$749,451,153
Liabilities
Payable for Fund shares redeemed	$356,308
Payable to affiliates:
Investment adviser and administration fee	441,911
Distribution and service fees	37,468
Sub-transfer agency fee	3,658
Trustees' deferred compensation plan	32,961
Payable for custodian fee	95,735
Payable for transfer and dividend disbursing agent fees	58,596
Accrued expenses	39,801
Total liabilities	$1,066,438
Net Assets	$748,384,715
Sources of Net Assets
Paid-in capital	$332,643,492
Distributable earnings	415,741,223
Net Assets	$748,384,715
Class A Shares
Net Assets	$73,593,883
Shares Outstanding	2,196,484
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$33.51
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$35.37
Class C Shares
Net Assets	$24,910,552
Shares Outstanding	834,214
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$29.86
Class I Shares
Net Assets	$642,706,119
Shares Outstanding	18,451,384
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$34.83
3
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class R6 Shares
Net Assets	$7,174,161
Shares Outstanding	204,968
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$35.00
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income	$1,936,308
Dividend income from affiliated investments	372,422
Securities lending income, net	46
Total investment income	$2,308,776
Expenses
Investment adviser and administration fee	$2,757,509
Distribution and service fees:
Class A	97,194
Class C	140,642
Trustees’ fees and expenses	25,487
Custodian fee	96,000
Transfer and dividend disbursing agent fees	190,762
Legal and accounting services	34,214
Printing and postage	20,966
Registration fees	37,290
Miscellaneous	19,933
Total expenses	$3,419,997
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$23,996
Total expense reductions	$23,996
Net expenses	$3,396,001
Net investment loss	$(1,087,225)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$40,953,180
Net realized gain	$40,953,180
Change in unrealized appreciation (depreciation):
Investments	$(48,714,277)
Net change in unrealized appreciation (depreciation)	$(48,714,277)
Net realized and unrealized loss	$(7,761,097)
Net decrease in net assets from operations	$(8,848,322)
5
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(1,087,225)	$(1,891,014)
Net realized gain	40,953,180	35,288,558
Net change in unrealized appreciation (depreciation)	(48,714,277)	146,665,575
Net increase (decrease) in net assets from operations	$(8,848,322)	$180,063,119
Distributions to shareholders:
Class A	$(3,454,431)	$(2,209,642)
Class C	(1,405,899)	(987,434)
Class I	(29,354,276)	(16,261,078)
Class R6	(324,656)	(153,914)
Total distributions to shareholders	$(34,539,262)	$(19,612,068)
Transactions in shares of beneficial interest:
Class A	$822,319	$(16,382,378)
Class C	(2,670,444)	(9,066,288)
Class I	(13,754,659)	(40,100,564)
Class R6	72,650	561,533
Net decrease in net assets from Fund share transactions	$(15,530,134)	$(64,987,697)
Net increase (decrease) in net assets	$(58,917,718)	$95,463,354
Net Assets
At beginning of period	$807,302,433	$711,839,079
At end of period	$748,384,715	$807,302,433
6
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$35.53	$28.89	$25.63	$32.70	$26.97	$25.68
Income (Loss) From Operations
Net investment loss(1)	$(0.08)	$(0.14)	$(0.09)	$(0.12)	$(0.13)	$(0.07)
Net realized and unrealized gain (loss)	(0.34)	7.61	5.10	(4.87)	6.84	1.61
Total income (loss) from operations	$(0.42)	$7.47	$5.01	$(4.99)	$6.71	$1.54
Less Distributions
From net realized gain	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Total distributions	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Net asset value — End of period	$33.51	$35.53	$28.89	$25.63	$32.70	$26.97
Total Return(2)	(1.45)%(3)	26.33%	19.95%	(16.13)%	25.32%	6.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,594	$77,277	$77,342	$64,515	$87,943	$72,953
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.05%(5)	1.05%	1.06%	1.04%	1.03%	1.06%
Net expenses	1.05%(5)(6)	1.05%(6)	1.05%(6)	1.04%(6)	1.03%	1.05%
Net investment loss	(0.46)%(5)	(0.43)%	(0.33)%	(0.39)%	(0.40)%	(0.28)%
Portfolio Turnover	4%(3)	2%	1%	9%	11%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$31.95	$26.24	$23.60	$30.48	$25.39	$24.36
Income (Loss) From Operations
Net investment loss(1)	$(0.19)	$(0.35)	$(0.28)	$(0.32)	$(0.34)	$(0.25)
Net realized and unrealized gain (loss)	(0.30)	6.89	4.67	(4.48)	6.41	1.53
Total income (loss) from operations	$(0.49)	$6.54	$4.39	$(4.80)	$6.07	$1.28
Less Distributions
From net realized gain	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Total distributions	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Net asset value — End of period	$29.86	$31.95	$26.24	$23.60	$30.48	$25.39
Total Return(2)	(1.84)%(3)	25.43%	18.99%	(16.72)%	24.35%	5.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,911	$29,372	$32,070	$36,518	$51,206	$46,117
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.80%(5)	1.80%	1.81%	1.79%	1.78%	1.81%
Net expenses	1.80%(5)(6)	1.80%(6)	1.80%(6)	1.79%(6)	1.78%	1.80%
Net investment loss	(1.22)%(5)	(1.18)%	(1.09)%	(1.14)%	(1.16)%	(1.01)%
Portfolio Turnover	4%(3)	2%	1%	9%	11%	18%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$36.84	$29.85	$26.37	$33.50	$27.54	$26.15
Income (Loss) From Operations
Net investment loss(1)	$(0.04)	$(0.06)	$(0.02)	$(0.04)	$(0.05)	$(0.00)(2)
Net realized and unrealized gain (loss)	(0.37)	7.88	5.25	(5.01)	6.99	1.64
Total income (loss) from operations	$(0.41)	$7.82	$5.23	$(5.05)	$6.94	$1.64
Less Distributions
From net realized gain	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Total distributions	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Net asset value — End of period	$34.83	$36.84	$29.85	$26.37	$33.50	$27.54
Total Return(3)	(1.36)%(4)	26.67%	20.24%	(15.92)%	25.64%	6.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$642,706	$693,132	$596,813	$540,296	$799,388	$750,584
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.80%(6)	0.80%	0.81%	0.79%	0.78%	0.81%
Net expenses	0.80%(6)(7)	0.80%(7)	0.80%(7)	0.79%(7)	0.78%	0.80%
Net investment loss	(0.21)%(6)	(0.18)%	(0.08)%	(0.14)%	(0.16)%	(0.01)%
Portfolio Turnover	4%(4)	2%	1%	9%	11%	18%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$37.00	$29.96	$26.45	$33.58	$27.60	$26.19
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.03)	$(0.04)	$(0.00)(2)	$(0.07)	$(0.04)	$0.01
Net realized and unrealized gain (loss)	(0.37)	7.91	5.26	(4.98)	7.00	1.65
Total income (loss) from operations	$(0.40)	$7.87	$5.26	$(5.05)	$6.96	$1.66
Less Distributions
From net realized gain	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Total distributions	$(1.60)	$(0.83)	$(1.75)	$(2.08)	$(0.98)	$(0.25)
Net asset value — End of period	$35.00	$37.00	$29.96	$26.45	$33.58	$27.60
Total Return(3)	(1.33)%(4)	26.74%	20.30%	(15.88)%	25.66%	6.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,174	$7,520	$5,614	$2,716	$27,577	$21,482
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.75%(6)	0.75%	0.76%	0.74%	0.74%	0.76%
Net expenses	0.75%(6)(7)	0.75%(7)	0.75%(7)	0.74%(7)	0.74%	0.75%
Net investment income (loss)	(0.16)%(6)	(0.12)%	(0.01)%	(0.20)%	(0.11)%	0.04%
Portfolio Turnover	4%(4)	2%	1%	9%	11%	18%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund
(equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of March 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business
11

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements—The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2024, the Fund had a late year ordinary loss of $1,368,291 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$369,485,730
Gross unrealized appreciation	$397,083,987
Gross unrealized depreciation	(17,668,964)
Net unrealized appreciation	$379,415,023
12

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.700%
$500 million but less than $1 billion	0.675%
$1 billion but less than $2.5 billion	0.650%
$2.5 billion but less than $5 billion	0.630%
$5 billion and over	0.615%
For the six months ended March 31, 2025, the investment adviser and administration fee amounted to $2,757,509 or 0.69% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Atlanta Capital a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment adviser and administration fee paid was reduced by $12,109 relating to the Fund’s investment in the Liquidity Fund.
EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 0.75% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after February 1, 2026. Pursuant to this agreement, EVM and Atlanta Capital waived and/or reimbursed $11,887 in total of the Fund's operating expenses for the six months ended March 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, EVM earned $7,050 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,972 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025 in the amount of $2,262. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2025 amounted to $97,194 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2025, the Fund paid or accrued to EVD $105,482 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2025 amounted to $35,160 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
13

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2025, the Fund was informed that EVD received less than $100 and $516 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $33,110,135 and $79,960,931, respectively, for the six months ended March 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	169,718	$ 6,030,921	418,951	$ 13,619,134
Issued to shareholders electing to receive payments of distributions in Fund shares	79,935	2,848,866	63,869	1,953,098
Redemptions	(227,867)	(8,057,468)	(985,492)	(31,954,610)
Net increase (decrease)	21,786	$ 822,319	(502,672)	$(16,382,378)
Class C
Sales	27,653	$ 884,016	69,914	$ 2,023,908
Issued to shareholders electing to receive payments of distributions in Fund shares	38,262	1,217,880	27,909	771,975
Redemptions	(150,963)	(4,772,340)	(400,540)	(11,862,171)
Net decrease	(85,048)	$(2,670,444)	(302,717)	$ (9,066,288)
Class I
Sales	1,156,970	$42,481,494	2,968,477	$ 98,824,814
Issued to shareholders electing to receive payments of distributions in Fund shares	613,546	22,713,488	401,586	12,706,193
Redemptions	(2,135,389)	(78,949,641)	(4,550,869)	(151,631,571)
Net decrease	(364,873)	$(13,754,659)	(1,180,806)	$(40,100,564)
Class R6
Sales	11,682	$ 436,281	36,826	$ 1,256,160
Issued to shareholders electing to receive payments of distributions in Fund shares	5,445	202,544	2,807	89,139
Redemptions	(15,412)	(566,175)	(23,780)	(783,766)
Net increase	1,715	$ 72,650	15,853	$ 561,533
14

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. At March 31, 2025, the Fund had no securities on loan.
10  Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $11,168,366, which represents 1.5% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$16,069,224	$51,576,736	$(56,477,594)	$ —	$ —	$11,168,366	$372,422	11,168,366
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
15

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

At March 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$737,732,387*	$ —	$ —	$737,732,387
Short-Term Investments	11,168,366	—	—	11,168,366
Total Investments	$ 748,900,753	$ —	$ —	$748,900,753
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
16

ESEAX-NCSR    3.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	May 22, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	May 22, 2025